BUSINESS ACQUISITION (Details 1)	Dec. 31, 2022 USD ($)
Business Combination and Asset Acquisition [Abstract]
Cash and cash equivalents	$ 29,241
Other current assets	2,637
Total assets	31,878
Accounts payable	26,916
Due to related party	60,250
Total liabilities	87,166
Net liabilities assumed	$ 55,288